Stock-Based Compensation (Transactions During Fiscal 2015-Restricted Share Awards) (Detail) - 12 months ended Jun. 24, 2015 - Restricted Share Awards [Member] - $ / shares shares in Thousands	Total
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted share awards outstanding at June 25, 2014, Number of Restricted Share Awards	1,508
Granted, Number of Restricted Share Awards	282
Vested, Number of Restricted Share Awards	(567)
Forfeited, Number of Restricted Share Awards	(64)
Restricted share awards outstanding at June 24, 2015, Number of Restricted Share Awards	1,159
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Restricted share awards outstanding at June 25, 2014, Weighted Average Fair Value Per Award	$ 29.39
Granted, Weighted Average Fair Value Per Award	50.71
Vested, Weighted Average Fair Value Per Award	20.68
Forfeited, Weighted Average Fair Value Per Award	36.58
Restricted share awards outstanding at June 24, 2015, Weighted Average Fair Value Per Award	$ 38.44